Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 182,415	$ 140,920	$ 45,853
Other comprehensive income (loss), net of tax:
Foreign currency translation	53,740	16,050	(37,372)
Post-employment (expenses) benefits:
(Loss) gain recognized in accumulated other comprehensive loss	(518)	236	(190)
Reclassification of net loss to consolidated statement of income	82	90	152
Post-employment (expenses) benefits (net of deferred income taxes of $225, $(197) and $21)	(436)	326	(38)
Cash flow hedges:
Net (loss) gain recognized in accumulated other comprehensive loss	(17,393)	(26,255)	19,698
Reclassification of net loss (gain) to consolidated statement of income	15,124	7,669	(5,301)
Cash flow hedges (net of deferred income taxes of $896, $3,038 and $(2,332))	(2,269)	(18,586)	14,397
Securities available for sale:
Unrealized loss on available for sale securities (net of deferred income taxes of $577 and $nil)	(1,780)	(3,624)	0
Reclassification of net loss to consolidated statement of income	1,119	0	0
Securities available for sale	(661)	(3,624)	0
Total other comprehensive income (loss)	(50,374)	5,834	23,013
Comprehensive income	232,789	135,086	22,840
Less: Comprehensive income attributable to non-controlling interests	(1,136)	(435)	(262)
Comprehensive income attributable to Arcos Dorados Holdings Inc.	$ 231,653	$ 134,651	$ 22,578